Common stock (Common stock subject to repurchase) (Details) (USD $)	0 Months Ended																6 Months Ended	12 Months Ended		0 Months Ended
	Jun. 29, 2012	May 31, 2012	Mar. 27, 2012	Feb. 09, 2012	Dec. 20, 2011	Oct. 26, 2011	Oct. 03, 2011	Jul. 28, 2011	Jun. 14, 2011	May 05, 2011	Mar. 31, 2011	Dec. 23, 2010	Sep. 07, 2010	Jul. 16, 2010	Mar. 31, 2010	Feb. 26, 2010	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Wallace Wireless, Inc. Employees	Dec. 17, 2010 Wallace Wireless, Inc. Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees granted stock options																					2
Number of employees with rights to purchase common stock																				2
Business acquisition, contingent consideration, shares issuable	27,500	370,470	41,161	57,239	112,239	83,241	200,000	71,326	45,696	420,404	363,415	314,472	144,331	18,913	99,999	18,246	496,370	1,364,237		112,612
Business acquisition, contingent consideration, shares issuable, exercise price (per share)																	$ 6.13	$ 3.57	$ 1.64		$ 2.22
Vesting period from the acquisition date (in months)																				24 months